Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in consolidation

The accompanying consolidated financial statements include the following entities:

Statements of Operations
Company name	Vessel name	Country of incorporation	2021	2020	2019
Libra Shipping Enterprises Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Galaxy Shipping Corporation(4)	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited(13)	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(5)	Navios Utmost	Marshall Is.	03/31-12/31	—	—
Limestone Shipping Corporation(5)	Navios Unite	Marshall Is.	03/31-12/31	—	—
Dune Shipping Corp.	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Seymour Trading Limited (2)	Navios Altair I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Oceanus Shipping Corporation(7),(19)	Castor N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/13 – 12/31
Cronus Shipping Corporation(7)	Protostar N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/13 – 12/31
Leto Shipping Corporation(7),(17)	Esperanza N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/13 – 12/31
Dionysus Shipping Corporation(7),(30)	Harmony N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/13 – 12/31
Prometheus Shipping Corporation(7),(18)	Solar N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/13 – 12/31
Camelia Shipping Inc.(8)	Navios Camelia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/16 – 12/31
Anthos Shipping Inc.(8)	Navios Anthos	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/16 – 12/31
Azalea Shipping Inc.(8),(1)	Navios Azalea	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/16 – 12/31
Amaryllis Shipping Inc.(8)	Navios Amaryllis	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/16 – 12/31
Zaffre Shipping Corporation(14)	Serenitas N	Marshall Is.	1/01 – 12/31	6/29 – 12/31	—
Wenge Shipping Corporation(14),(20)	Joie N	Marshall Is.	1/01 – 12/31	6/29 – 12/31	—
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	1/01 – 12/31	6/29 – 12/31	—
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	1/01 – 12/31	6/29 – 12/31	—
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	1/01 – 12/31	6/29 – 12/31	—
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	1/01 – 12/31	9/30 – 12/31	—
Rondine Management Corp. (15)	Navios Victory	Marshall Is.	1/01 – 12/31	9/30 – 12/31	—
Prosperity Shipping Corporation	—	Marshall Is.	1/01 – 12/31	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	1/01 – 12/31	—	—
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	03/30 – 12/31	—	—
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	03/30 – 12/31	—	—
Olympia II Navigation Limited	Navios Domino	Marshall Is.	03/31 – 12/31	—	—
Pingel Navigation Limited	Navios Delight	Marshall Is.	03/31 – 12/31	—	—
Ebba Navigation Limited	Navios Destiny	Marshall Is.	03/31 – 12/31	—	—
Clan Navigation Limited	Navios Devotion	Marshall Is.	03/31 – 12/31	—	—
Sui An Navigation Limited (23)	Navios Dedication	Marshall Is.	03/31 – 12/31	—	—
Bertyl Ventures Co.	Navios Azure	Marshall Is.	03/31 – 12/31	—	—
Silvanus Marine Company	Navios Summer	Marshall Is.	03/31 – 12/31	—	—
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	03/31 – 12/31	—	—
Enplo Shipping Limited	Navios Verde	Marshall Is.	03/31 – 12/31	—	—
Morven Chartering Inc.	Navios Verano	Marshall Is.	03/31 – 12/31	—	—
Rodman Maritime Corp.	Navios Spring	Marshall Is.	03/31 – 12/31	—	—
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	03/31 – 12/31	—	—
Velour Management Corp.	Navios Vermilion	Marshall Is.	03/31 – 12/31	—	—
Evian Shiptrade Ltd.	Navios Amaranth	Marshall Is.	03/31 – 12/31	—	—
Theros Ventures Limited	Navios Lapis	Marshall Is.	03/31 – 12/31	—	—
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	03/31 – 12/31	—	—
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	03/31 – 12/31	—	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	03/31 – 12/31	—	—
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	03/31 – 12/31	—	—
Thetida Marine Co.	Navios Magnolia	Marshall Is.	03/31 – 12/31	—	—
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	03/31 – 12/31	—	—
Peran Maritime Inc.	Navios Felicitas	Marshall Is.	03/31 – 12/31	—	—
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	03/31 – 12/31	—	—
Crayon Shipping Ltd	Navios Miami	Marshall Is.	03/31 – 12/31	—	—
Chernava Marine Corp.	Bahamas	Marshall Is.	03/31 – 12/31	—	—
Proteus Shiptrade S.A	Bermuda	Marshall Is.	03/31 – 12/31	—	—
Vythos Marine Corp.	Navios Constellation	Marshall Is.	03/31 – 12/31	—	—
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	03/31 – 12/31	—	—
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	03/31 – 12/31	—	—
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	03/31 – 12/31	—	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	03/31 – 12/31	—	—
Iliada Shipping S.A.	Operating Company	Marshall Is.	03/31 – 12/31	—	—

Vinetree Marine Company	Operating Company	Marshall Is.	03/31 – 12/31	—	—
Afros Maritime Inc.	Operating Company	Marshall Is.	03/31 – 12/31	—	—
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01 – 12/31	1/01 – 12/31	9/25 – 12/31
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01 – 12/31	1/01 – 12/31	9/25 – 12/31
Bato Marine Corp.(21)	TBN I	Marshall Is.	03/05 – 12/31	—	—
Agron Navigation Company (21)	TBN II	Marshall Is.	03/05 – 12/31	—	—
Teuta Maritime S.A.(22)	TBN VII	Marshall Is.	03/05 – 12/31	—	—
Ambracia Navigation Company(21)	TBN IV	Marshall Is.	03/05 – 12/31	—	—
Artala Shipping Co.(22)	TBN V	Marshall Is.	03/05 – 12/31	—	—
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	03/05 – 12/31	—	—
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	04/28 – 12/31	—	—
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	05/10 – 12/31	—	—
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	05/10 – 12/31	—	—
Morganite Shipping Corporation(25)	TBN VI	Marshall Is.	06/01 – 12/31	—	—
Balder Martitime Ltd.(26)	Navios Koyo	Marshall Is.	06/04 – 12/31	—	—
Melpomene Shipping Corporation(27)	TBN VIII	Marshall Is.	06/23 – 12/31	—	—
Urania Shipping Corporation(27)	TBN IX	Marshall Is.	06/23 – 12/31	—	—
Terpsichore Shipping Corporation(28)	TBN X	Marshall Is.	06/23 – 12/31	—	—
Erato Shipping Corporation(28)	TBN XI	Marshall Is.	06/23 – 12/31	—	—
Lavender Shipping Corporation(12) (29)	Navios Ray	Marshall Is.	06/30 – 12/31	—	—
Nostos Shipmanagement Corp.(12) (29)	Navios Bonavis	Marshall Is.	06/30 – 12/31	—	—
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	08/25 – 12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	08/25 – 12/31	—	—
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	08/25 – 12/31	—	—
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Amorgos Shipping Corporation	Nave Cosmos	Marshall Is.	08/25 – 12/31	—	—
Andros Shipping Corporation	Nave Polaris	Marshall Is.	08/25 – 12/31	—	—
Antikithira Shipping Corporation	Nave Equator	Marshall Is.	08/25 – 12/31	—	—
Antiparos Shipping Corporation	Nave Atria	Marshall Is.	08/25 – 12/31	—	—
Antipaxos Shipping Corporation	Nave Dorado	Marshall Is.	08/25 – 12/31	—	—
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	08/25 – 12/31	—	—
Crete Shipping Corporation	Nave Cetus	Marshall Is.	08/25 – 12/31	—	—
Delos Shipping Corporation	Nave Photon	Marshall Is.	08/25 – 12/31	—	—
Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	08/25 – 12/31	—	—
Ikaria Shipping Corporation	Nave Aquila	Marshall Is.	08/25 – 12/31	—	—
Ios Shipping Corporation	Nave Cielo	Cayman Islands	08/25 – 12/31	—	—
Iraklia Shipping Corporation	Bougainville	Marshall Is.	08/25 – 12/31	—	—
Kimolos Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	08/25 – 12/31	—	—
Kithira Shipping Corporation	Nave Orbit	Marshall Is.	08/25 – 12/31	—	—
Kos Shipping Corporation	Nave Bellatrix	Marshall Is.	08/25 – 12/31	—	—
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	08/25 – 12/31	—	—
Leros Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	08/25 – 12/31	—	—
Mytilene Shipping Corporation	Nave Orion	Marshall Is.	08/25 – 12/31	—	—
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	08/25 – 12/31	—	—
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	08/25 – 12/31	—	—
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	08/25 – 12/31	—	—
Samos Shipping Corporation	Nave Synergy	Marshall Is.	08/25 – 12/31	—	—
Samothrace Shipping Corporation	Nave Pulsar	Marshall Is.	08/25 – 12/31	—	—
Serifos Shipping Corporation	Nave Estella	Marshall Is.	08/25 – 12/31	—	—
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	08/25 – 12/31	—	—
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	08/25 – 12/31	—	—
Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	08/25 – 12/31	—	—
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	08/25 – 12/31	—	—
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	08/25 – 12/31	—	—
Thera Shipping Corporation	Nave Atropos	Marshall Is.	08/25 – 12/31	—	—
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	08/25 – 12/31	—	—

Tinos Shipping Corporation	Nave Rigel	Marshall Is.	08/25 – 12/31	—	—
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	08/25 – 12/31	—	—
Cyrus Investments Corp.	Baghdad	Marshall Is.	08/25 – 12/31	—	—
Olivia Enterprises Corp.	Erbil	Marshall Is.	08/25 – 12/31	—	—
Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	08/25 – 12/31	—	—
Thasos Shipping Corporation	Nave Equinox	Marshall Is.	08/25 – 12/31	—	—
Agistri Shipping Limited	Operating Subsidiary	Malta	08/25 – 12/31	—	—
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	08/25 – 12/31	—	—
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	08/25 – 12/31	—	—
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	08/25 – 12/31	—	—
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	08/25 – 12/31	—	—
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	08/25 – 12/31	—	—
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	08/25 – 12/31	—	—
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	08/25 – 12/31	—	—
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	08/25 – 12/31	—	—
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	08/25 – 12/31	—	—
Doxa International Corp.	Nave Electron	Marshall Is.	08/25 – 12/31	—	—
Alkmene Shipping Corporation	Star N	Marshall Is.	08/25 – 12/31	—	—
Aphrodite Shipping Corporation	Aurora N	Marshall Is.	08/25 – 12/31	—	—
Dione Shipping Corporation	Lumen N	Marshall Is.	08/25 – 12/31	—	—
Persephone Shipping Corporation	Hector N	Marshall Is.	08/25 – 12/31	—	—
Rhea Shipping Corporation	Perseus	Marshall Is.	08/25 – 12/31	—	—
Tzia Shipping Corporation (21)	TBN XIV	Marshall Is.	08/25 – 12/31	—	—
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	08/25 – 12/31	—	—
Kleio Shipping Corporation (6)	TBN XII	Marshall Is.	08/12 – 12/31	—	—
Polymnia Shipping Corporation (6)	TBN XIII	Marshall Is.	08/12 – 12/31	—	—
Goddess Shiptrade Inc. (21)	TBN III	Marshall Is.	08/02 – 12/31	—	—
Navios Acquisition Merger Sub.Inc.	Merger SPV	Marshall Is.	08/23 – 12/31	—	—
Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	07/09 – 12/31	—	—
Thalia Shipping Corporation (6)	TBN XVII	Marshall Is.	11/17-12/31	—	—
Muses Shipping Corporation(6)	TBN XVIII	Marshall Is.	11/17-12/31	—	—
Euterpe Shipping Corporation (28)	TBN XVI	Marshall Is.	11/17-12/31	—	—
Calliope Shipping Corporation (28)	TBN XV	Marshall Is.	11/17-12/31	—	—